Income Tax - Schedule Of Financial Reporting Purpose, Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 94,718	$ 79,550
Foreign	0	0
Loss before income taxes	$ 94,718	$ 79,550